Debt - Amortization and Prepayments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Required minimum principal amortization payments
Total	$ 367,566	$ 314,113	$ 318,750
Senior Facilities
Required minimum principal amortization payments
2023	330,749	281,563
Total	$ 330,749	$ 281,563